Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 147,792	$ 192,235
Trade and other receivables	49,316	38,524
Inventories	30,098	29,311
Prepaid expenses and other current assets	2,320	1,523
Total current assets	229,526	261,593
Non-current assets:
Property, plant and equipment	42,836	21,620
Intangible assets	5,687	8,285
Goodwill	40,287	40,287
Investments	21,647	13,994
Other non-current assets	336	321
Total assets	340,319	346,100
Current liabilities:
Trade and other payables	31,427	21,154
Deferred revenue	20,156	16,681
Provisions and other current liabilities	10,488	9,243
Current lease liability	2,445
Current lease liability		631
Total current liabilities	64,516	47,709
Non-current liabilities:
Non-current lease liability	17,306
Non-current lease liability		5,064
Deferred gain on finance lease liability	2,150	2,566
Provisions and other non-current liabilities	1,688	3,862
Employee future benefits	4,396	4,299
Total liabilities	90,056	63,500
Equity:
Share capital	1,182,660	1,174,889
Contributed surplus	290,640	291,260
Accumulated deficit	(1,223,850)	(1,184,400)
Foreign currency reserve	813	851
Total equity	250,263	282,600
Total liabilities and equity	$ 340,319	$ 346,100